Subsequent Events (Details NarrativeS) - USD ($)	Nov. 03, 2021	Nov. 02, 2021	Oct. 28, 2021	Sep. 30, 2021
Interest rate				7.50%
Common stock, share price				$ 0.2325
Three Related Parties [Member]
Demand notes				$ 12,000
Interest rate				6.00%
Richard Popper [Member] | Subsequent Event [Member]
Demand notes			$ 150,000
Interest rate			6.00%
Common stock, shares purchased		1,000,000
Common stock, shares purchased in exchange for the conversion and cancellation of an aggregate of principal amount		$ 100,000
Common share, par value		$ 0.001
Common stock, share price		0.10
Common stock, closing price		$ 0.17
Mast Hill Fund [Member] | Subsequent Event [Member]
Interest rate	8.00%
Common stock, closing price	$ 0.17
Loan payable	$ 448,000
Original issue discount	$ 44,800
Conversion price	$ 0.10
Percentage of penalty due	15.00%
Warrant issued to purchase shares of common stock	1,400,000
Warrant issued to purchase shares of common stock, purchase price	$ 0.16
J.H. Darbie & Co., Inc. [Member] | Subsequent Event [Member]
Warrant issued to purchase shares of common stock	160,125
Warrant issued to purchase shares of common stock, purchase price	$ 0.192
Loan fee paid in cash	$ 20,160